Report of Directors Corporate Governance - Payments for loss of office (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Long-term incentive awards
Disclosure of transactions between related parties [line items]
Performance period	3 years
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Performance period	5 years
Ewen Stevenson | Long-term incentive awards
Disclosure of transactions between related parties [line items]
Number of other equity instruments outstanding in share-based payment arrangement		254,966	495,597
Forecast | Base salary and pension | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Key management personnel compensation, loss of office	£ 703,519
Forecast | Fixed pay allowance | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Key management personnel compensation, loss of office	£ 885,836